Accounts receivable, net	6 Months Ended
Mar. 31, 2022
Accounts receivable, net
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable from the Company’s continuing operations consisted of the following:

	As of	As of
	March 31,	September 30,
	2022	2021
	(unaudited)
Accounts receivable - trade	$19,160,519	$24,481,363
Accounts receivable - related party	21	49
Accounts receivable	19,160,540	24,481,412
Less: allowance for doubtful accounts	(8,043)	(8,094)
Accounts receivable, net	$19,152,497	$24,473,318

Allowance for doubtful accounts of $8,043 and $8,094 was made for certain accounts receivable as of March 31, 2022 and September 30, 2021, respectively. The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. $0.75 million or 3.9% of the March 31, 2022 balance has been subsequently collected as of August 10, 2022. The Company expects to collect the remaining balance of accounts receivable by September 2022.